Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest (USD $) In Thousands	Common stock	Additional paid-in capital in excess of assigned value of common stock	Capital reserves	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Redeemable noncontrolling interest	Total
Balance at Dec. 31, 2009	$ 279,980	$ 134,820	$ 95,210	$ 301,389	$ (6,160)	$ (129,602)	$ 34,900	$ 675,637
Net income (loss)	0	0	0	42,244	0	0	(2,423)	42,244
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	9,900	0
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	(23,427)	0
Other comprehensive income (loss)	0	0	0	0	(281)	0	0	(281)
Compensation cost - stock options and stock units plans	0	2,099	0	0	0	0	0	2,099
Issuance of restricted stock	0	(909)	0	0	0	909	0	0
Exercised options and stock units vested	0	(2,195)	0	0	0	3,029	0	834
Repurchase of common stock "Class E"	0	0	0	0	0	(3)	0	(3)
Dividends declared	0	0	0	(23,480)	0	0	0	(23,480)
Balance at Dec. 31, 2010	279,980	133,815	95,210	320,153	(6,441)	(125,667)	18,950	697,050
Net income (loss)	0	0	0	83,180	0	0	676	83,180
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	531	0
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	(14,610)	0
Other comprehensive income (loss)	0	0	0	0	3,329	0	0	3,329
Compensation cost - stock options and stock units plans	0	2,311	0	0	0	0	0	2,311
Issuance of restricted stock	0	(609)	0	0	0	609	0	0
Exercised options and stock units vested	0	(5,340)	0	0	0	9,441	0	4,101
Dividends declared	0	0	0	(30,689)	0	0	0	(30,689)
Balance at Dec. 31, 2011	279,980	130,177	95,210	372,644	(3,112)	(115,617)	5,547	759,282
Beginning Balance at Dec. 31, 2011								5,547
Net income (loss)	0	0	0	93,032	0	0	293	93,032
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	1,773	0
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	(4,045)	0
Other comprehensive income (loss)	0	0	0	0	2,382	0	(184)	2,382
Compensation cost - stock options and stock units plans	0	2,271	0	0	0	0	0	2,271
Issuance of restricted stock	0	(771)	0	0	0	771	0	0
Exercised options and stock units vested	0	(10,258)	0	0	0	23,394	0	13,136
Dividends declared	0	0	0	(43,628)	0	0	0	(43,628)
Balance at Dec. 31, 2012	$ 279,980	$ 121,419	$ 95,210	$ 422,048	$ (730)	$ (91,452)	$ 3,384	$ 826,475